Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	MEMC ELECTRONIC MATERIALS INC
Entity Central Index Key	0000945436
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Trading Symbol	wfr
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		241,279,694
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,960,753,056